UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        November 14, 2012
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $696,352 USD (in thousands)


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		         TITLE 	          VALUE X  PRN        SH/ PUT/ INVST OTHER  VOTING AUTHORITY
NAME OF ISSUER	         CLASS	CUSIP     ($1,000) AMT        PUT CALL DISCR MNGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------
AMARIN CORP PLC		 SPONS  023111206 12,730   1010000    SH       SOLE	    SOLE
AMERICAN CAPITAL AGENCY  COM	02503X105 346 	   10000      SH       SOLE	    SOLE
AMERICAN INTL GROUP INC	 COM    026874784 9,840    300000     SH       SOLE	    SOLE
AMERICAN RLTY CAP TR INC COM	02917L101 34,080   2904500    SH       SOLE	    SOLE
ANGLOGOLD ASHANTI HLDGS  MAND 	03512Q206 64,263   1544712    SH       SOLE	    SOLE
ANNALY CAP MGMT INC	 COM	035710409 590 	   35000      SH       SOLE	    SOLE
APOLLO RESIDENTIAL MTG   COM	03763V102 220 	   10000      SH       SOLE	    SOLE
Apple Inc		 COM	037833100 36,943   55350      SH       SOLE	    SOLE
Aspen Insurance Holdings SHS	G05384105 4,610    151150     SH       SOLE	    SOLE
ASPEN INSURNACE HOLDINGS PFD 	G05384113 1,144    19700      SH       SOLE	    SOLE
BANCO SANTANDER SA	 ADR	05964H105 2,080    278679     SH       SOLE	    SOLE
Bank of America Corp	 COM	060505104 1,006    113920     SH       SOLE	    SOLE
BANK OF NEW YORK MELLON  COM	064058100 226 	   10000      SH       SOLE	    SOLE
BANK OF NOVA SCOTIA      COM	064149107 274 	   5000	      SH       SOLE	    SOLE
BARCLAYS BK PLC	IPTH S&P NEW	06740C261 270 	   30000      SH       SOLE	    SOLE
BCE Inc	COM 	 	 NEW	05534B760 457 	   10400      SH       SOLE	    SOLE
BEAZER HOMES USA INC	 COM	07556Q105 1,678    472512     SH       SOLE	    SOLE
BRISTOL MYERS SQUIBB CO	 COM	110122108 2,216    65642      SH       SOLE	    SOLE
Celestica Inc	SUB VTG  SHS	15101Q108 2,526    136450     SH       SOLE	    SOLE
CENTRAL EUROPEAN MEDIA	 NOTE	153443AH9 11,831   12450000   SH       SOLE	    SOLE
CHIMERA INVT CORP	 COM	16934Q109 11,534   4255000    SH       SOLE	    SOLE
CHUBB CORP		 COM	171232101 366 	   4800	      SH       SOLE	    SOLE
CISCO SYS INC		 COM	17275R102 223 	   11700      SH       SOLE	    SOLE
CITIGROUP INC		 UNIT	172967416 1,809    18650      SH       SOLE	    SOLE
CITIGROUP INC		 COM	172967424 1,670    51014      SH       SOLE	    SOLE
COOPER INDUSTRIES PLC	 SHS	G24140108 31,684   422000     SH       SOLE	    SOLE
DENISON MINES CORP	 COM	248356107 445 	   300000     SH       SOLE	    SOLE
DOLLAR THRIFTY AUTO      COM	256743105 10,435   120000     SH       SOLE	    SOLE
FACEBOOK INC		 CL A	30303M102 14,834   685000     SH       SOLE	    SOLE
General Electric Co	 COM	369604103 377 	   16600      SH       SOLE	    SOLE
Genworth Finl Inc	 COM    37247D106 3,546    677800     SH       SOLE	    SOLE
Goodyear Tire & Rubr Co	 PFD 	382550309 689 	   15600      SH       SOLE	    SOLE
Greenlight Capital Re    Cl A	G4095J109 9,961    402367     SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    CL A	442487203 519 	   150000     SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    UNIT	44248W208 190 	   10000      SH       SOLE	    SOLE
Ingersoll-Rand PLC	 SHS	G47791101 2,741    61146      SH       SOLE	    SOLE
JOHNSON & JOHNSON	 COM	478160104 689 	   10000      SH       SOLE	    SOLE
KEYCORP NEW		 PFD	493267405 396 	   3200	      SH       SOLE	    SOLE
Keycorp New		 COM	493267108 3,040    347700     SH       SOLE	    SOLE
KRAFT FOODS INC		 COM	50075N104 10,340   250000     SH       SOLE	    SOLE
LAS VEGAS SANDS CORP	 COM	517834107 533 	   11500      SH       SOLE	    SOLE
LEVEL 3 COMMUNICATIONS   COM 	52729N308 4,021    175000     SH       SOLE	    SOLE
LIBERTY INTERACTIVE CORP LBT   	53071M880 248 	   5000	      SH       SOLE	    SOLE
LIBERTY INTERACTIVE CORP RIGHT	53071M112 4,559    336634     SH       SOLE	    SOLE
LIBERTY INTERACTIVE CORP INT 	53071M104 15,729   850000     SH       SOLE	    SOLE
LIBERTY MEDIA CORP 	 DEB 	530715AG6 2,731    4250000    SH       SOLE	    SOLE
LILLY ELI & CO		 COM	532457108 716 	   15100      SH       SOLE	    SOLE
Louisiana Pac Corp	 COM	546347105 1,263    101000     SH       SOLE	    SOLE
MANULIFE FINL CORP	 COM	56501R106 467 	   38800      SH       SOLE	    SOLE
MATTEL INC		 COM	577081102 10,026   282500     SH       SOLE	    SOLE
MERCK & CO INC NEW	 COM	58933Y105 3,626    80370      SH       SOLE	    SOLE
MICROSOFT CORP		 COM	594918104 399 	   13400      SH       SOLE	    SOLE
MONSTER WORLDWIDE INC	 COM	611742107 10,516   1434200    SH       SOLE	    SOLE
MONTPELIER RE HOLDINGS   SHS	G62185106 12,282   550696     SH       SOLE	    SOLE
MORGAN STANLEY		 COM 	617446448 3,349    200000     SH       SOLE	    SOLE
NEXEN INC		 COM	65334H102 91,022   3591030    SH       SOLE	    SOLE
Old Rep Intl Corp	 COM	680223104 791 	   85000      SH       SOLE	    SOLE
PAR PHARMACEUTICAL COS   COM	69888P106 4,999    100000     SH       SOLE	    SOLE
Partnerre Ltd		 COM	G6852T105 10,161   136757     SH       SOLE	    SOLE
Pfizer Inc		 COM	717081103 9,018    362800     SH       SOLE	    SOLE
PHH CORP		 COM 	693320202 25,274   1241630    SH       SOLE	    SOLE
Platinum Underwriter     COM	G7127P100 11,197   273900     SH       SOLE	    SOLE
PLUM CREEK TIMBER CO     COM	729251108 2,166    49400      SH       SOLE	    SOLE
QLT Inc		 	 COM	746927102 4,184    531800     SH       SOLE	    SOLE
Regions Financial Corp   COM	7591EP100 2,718    376800     SH       SOLE	    SOLE
RESOURCE CAP CORP	 COM	76120W302 588 	   100000     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP ADR 780097739 571 	   27694      SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR 	780097754 662 	   31500      SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP ADR 780097713 52,172   2298698    SH       SOLE	    SOLE
ROYAL GOLD INC		 NOTE 	780287AA6 1,215    1000000    SH       SOLE	    SOLE
SANDISK CORP		 NOTE 	80004CAD3 1,137    1000000    SH       SOLE	    SOLE
SEADRILL LIMITED	 SHS	G7945E105 1,299    33100      SH       SOLE	    SOLE
SHAW COMMUNICATIONS      CL 	82028K200 205 	   10000      SH       SOLE	    SOLE
SHAW GROUP INC		 COM	820280105 28,173   645700     SH       SOLE	    SOLE
SPANISH BROADCASTING SYS CL 	846425833 651 	   199649     SH       SOLE	    SOLE
SPRINT NEXTEL CORP	 COM	852061100 47,762   8650000    SH       SOLE	    SOLE
Student Transn Inc	 COM	86388A108 8,474    1245972    SH       SOLE	    SOLE
Suntrust Bks Inc	 COM	867914103 1,496    52900      SH       SOLE	    SOLE
Synovus Finl Corp	 UNIT	87161C204 542 	   25000      SH       SOLE	    SOLE
Synovus Finl Corp	 COM	87161C105 427 	   180000     SH       SOLE	    SOLE
TALISMAN ENERGY INC	 COM	87425E103 8,727    655000     SH       SOLE	    SOLE
TORONTO DOMINION BK ONT	 COM 	891160509 500 	   6000	      SH       SOLE	    SOLE
TYCO INTERNATIONAL LTD	 SHS	H89128104 6,190    110000     SH       SOLE	    SOLE
VALIDUS HOLDINGS LTD	 COM 	G9319H102 1,707    50336      SH       SOLE	    SOLE
VERISON COMMUNICATIONS   COM	92343V104 228 	   5000	      SH       SOLE	    SOLE
Wells Fargo & Co New	 COM	949746101 619 	   17919      SH       SOLE	    SOLE
XL Group PLC		 COM	G98290102 5,745    239021     SH       SOLE	    SOLE
Zions Bancorporation	 COM	989701107 2,449    118533     SH       SOLE	    SOLE

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